Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property And Equipment, Net [Abstract]
Summary Of The Components Of Property And Equipment

	2015	2014
	(In thousands)
ATM equipment and related costs	$588,488	$512,001
Technology assets	83,716	71,399
Office furniture, fixtures, and other	64,006	89,696
Total	736,210	673,096
Less accumulated depreciation	(360,722)	(337,301)
Net property and equipment	$375,488	$335,795